Taxation - Reconciliation of Difference Between the PRC Statutory Income Tax Rate and Effective Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
PRC Statutory tax rate	25.00%	25.00%	25.00%
Difference in EIT rates of certain subsidiaries	(3.00%)	7.00%	(1.00%)
Permanent book - tax difference	(5.00%)	(8.00%)	(5.00%)
Additional deduction for research and development expenditures	2.00%	1.00%	1.00%
Changes in valuation allowance	(16.00%)	(11.00%)	(10.00%)
Effective tax rate	3.00%	14.00%	10.00%